Warrants Liability - Schedule of Roll-Forward of the Balance of Calibration Allowance (Details)	3 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Roll-Forward of the Balance of Calibration Allowance [Abstract]
Initial amount of Calibration Allowance as of 6 October 2025	$ 26,025,000
Amortization of Calibration Allowance related to 10,000,000 warrants outstanding	(1,022,453)
Balance of Calibration Allowance at 31 December 2025	$ 25,002,547